SunAmerica Asset Management, LLC 30 Hudson Street, 16th Floor Jersey City, NJ 07302 (551) 235-3560 Edward.Gizzi@corebridgefinancial.com Edward Gizzi Associate General Counsel

July 30, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”)
Registration File Nos. 033-52742 and 811-07238

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectuses and statements of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the forms of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 137 under the 1933 Act and Amendment No. 138 under the Investment Company Act of 1940, as amended, was filed electronically, and became effective pursuant to Rule 485(b) under the 1933 Act, with the Securities and Exchange Commission on July 28, 2025.

Should you have any comments or questions, please contact the undersigned at (551) 235-3560.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi